Other Liabilities (Tables)	12 Months Ended
Mar. 31, 2018
Other Liabilities Disclosure [Abstract]
Schedule of Other Current Liabilities
a.	Other current liabilities:

	March 31,
	2018	2017
Returns reserve	$70,865	$82,494
Medicaid and indirect rebates	36,638	36,884
Accrued income taxes	20,619	18,591
Employees and payroll accruals	19,123	18,577
Accrued expenses	17,952	14,609
Due to customers	4,330	6,486
Legal and audit fees	2,723	1,644
Suppliers of property, plant and equipment	2,281	687
Settlements and loss contingencies	1,736	—
Royalties	1,707	4,065
Derivative instruments	591	2,110
Other	11,494	7,296
	$190,059	$193,443

Schedule of Other Long-Term Liabilities
a.	Other long-term liabilities:

	March 31,
	2018	2017
Deferred revenue	$1,858	$1,630
Accrued severance pay	1,672	2,360
Other	297	6
	$3,827	$3,996